Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA FOCUSED SERIES, INC. (the “Fund”)

Focused Mid-Cap Value Portfolio (the “Portfolio”)

Supplement dated October 6, 2009, to the Fund’s Prospectus dated February 27, 2009,

as supplemented and amended to date

Effective September 28, 2009, Delafield Asset Management, LLC (“Delafield”), formerly a division of Reich & Tang Asset Management LLC (“Reich & Tang”), joined Tocqueville Asset Management L.P. (“Tocqueville”) and is now know as The Delafield Group, of Tocqueville. Accordingly, effective September 28, 2009, Tocqueville replaced Reich & Tang as the Portfolio’s subadviser. The new subadvisory agreement between SunAmerica Asset Management Corp. (“SunAmerica”) and Tocqueville, which was previously approved by the Board, became effective once Delafield joined Tocqueville. With the exception of Mr. Charles W. Neuhauser, the Delafield portfolio managers that managed the Portfolio while at Reich & Tang will continue to manage the Portfolio at Tocqueville.

Accordingly, effective September 28, 2009, the Prospectus is hereby amended as set out below.

In the section entitled “Information About Advisers,” on page 51 of the Prospectus, the information that relates to the Focused Mid-Cap Value Portfolio is hereby deleted in its entirety and replaced with the following:

“Portfolio	Portfolio Management allocated among the following Advisers
Focused Mid-Cap Value Portfolio	The Delafield Group, a division of Tocqueville Asset Management L.P. (“Tocqueville”)”

In the section entitled “Information About Advisers-Description of the Advisers,” on page 52 of the Prospectus, the third full paragraph relating to Delafield Asset Management is hereby deleted in its entirety and the following paragraph is inserted at the end of the page:

“The Delafield Group, a division of Tocqueville, is located at 40 West 57th Street, 19th Floor, New York, New York 10019. Tocqueville is a Delaware limited partnership with its principal offices also at 40 West 57th Street, 19th Floor, New York, New York 10019. Tocqueville has been in the asset management business since 1990 and, as of June 30, 2009, had approximately $5.8 billion in assets under management.”

In the section entitled “Information About Advisers-Description of the Advisers,” on pages 57-58 of the Prospectus, the description of the portfolio managers with respect to the Focused Mid-Cap Value Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Name, Title and Affiliation of Portfolio Manager	Experience
Focused Mid-Cap Value Portfolio	J. Dennis Delafield Senior Portfolio Manager; Managing Director (Tocqueville)	Mr. Delafield has 52 years of experience in the investment business and manages discretionary and advisory portfolios for individual and institutional accounts and joined Tocqueville in 2009. He started his career with Sterling, Grace & Co. in New York in 1959 where he became the partner in charge of research in their investment advisory services area. He joined the investment advisory firm of David J. Greene & Co. in 1970 where he was a managing partner. He left David J. Greene and company in 1980 to found Delafield Asset Management, Inc. In 1993, Delafield Asset Management joined Reich & Tang Asset Management, LLC, where Mr. Delafield served as Managing Director until September 2009. Mr. Delafield received a BA from Princeton University and is a Chartered Financial Analyst.

Portfolio	Name, Title and Affiliation of Portfolio Manager	Experience
	Vincent Sellecchia Portfolio Manager; Managing Director (Tocqueville)	Mr. Sellecchia, who has 33 years of investment experience, manages discretionary and advisory portfolios for individual and institutional accounts and joined Tocqueville in 2009. Mr. Sellecchia started his investment career as an investment analyst at Irving Trust & Co. in 1976. He worked there for three years before joining the research team at Gabelli & Co. He joined Delafield Asset Management, Inc. in 1980, the year it was founded. In 1993, Delafield joined Reich & Tang Asset Management, LLC, where Mr. Sellecchia served as Managing Director until September 2009. Mr. Sellecchia received his BA from Boston College and an MBA from New York University 1976. He is also a Chartered Financial Analyst.

	Donald Wang Portfolio Manager; Senior Analyst (Tocqueville)	Mr. Wang has 20 years of investment experience. He manages discretionary portfolios and joined Tocqueville in 2009. He started his investment career in 1989 as a bank analyst with Keefe, Bruyete & Woods and Prudential Bache, subsequently working at Spare, Kaplan, Bischel and Osterweis Capital Management as Portfolio Manager/Analyst. In 1996, he joined The Linder Funds as a Portfolio Manager/Analyst and then worked at Reich & Tang Asset Management, LLC from 1999 as a Portfolio Manager and Analyst of the Small Cap Equity Team, which was merged into the Delafield Asset Management division of Reich & Tang in 2007. Mr. Wang received his BS from New York University and is a Chartered Financial Analyst.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP7_FOCPR_2-09

SUNAMERICA FOCUSED SERIES, INC. (the “Fund”)

Focused Mid-Cap Value Portfolio (the “Portfolio”)

Supplement dated October 6, 2009, to the Fund’s Statement of Additional Information (“SAI”) dated

February 27, 2009, as supplemented and amended to date

Effective September 28, 2009, Delafield Asset Management, LLC (“Delafield”) formerly a division of Reich & Tang Asset Management LLC (“Reich & Tang”), joined Tocqueville Asset Management L.P. (“Tocqueville”) and is now know as The Delafield Group of Tocqueville. Accordingly, effective September 28, 2009, Tocqueville replaced Reich & Tang as the Portfolio’s subadviser. The new subadvisory agreement between SunAmerica Asset Management Corp. (“SunAmerica”) and Tocqueville, which was previously approved by the Board, became effective once Delafield joined Tocqueville. With the exception of Mr. Charles W. Neuhauser, the Delafield portfolio managers that managed the Portfolio while at Reich & Tang will continue to manage the Portfolio at Tocqueville.

Accordingly, effective September 29, 2009, the SAI is hereby amended as set out below.

In the section entitled “ADVISERS, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND ADMINISTRATOR-The Advisers,” on page B-48 of the SAI, the reference to “Delafield Asset Management, LLC (‘Delafield’)” in the second sentence of the first paragraph is hereby deleted and replaced with “The Delafield Group, a division of Tocqueville Asset Management L.P. (‘Tocqueville’).” In addition, within this same section, the information in the table with respect to the Mid-Cap Value Portfolio on page B-48 of the SAI is hereby deleted in its entirety and replaced with the following:

“Portfolio	Adviser(s)
Mid-Cap Value Portfolio	The Delafield Group, a division of Tocqueville”

In the section entitled “ADVISERS, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND ADMINISTRATOR-Additional Information about the Portfolio Managers,” on pages B-49 to B-50 of the SAI, the information in the table with respect to the Portfolio is hereby deleted in its entirety and replaced with the following:

			Other Accounts (As of October 31, 2008, except as otherwise specified)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Portfolio	Adviser/ Sub-adviser	Portfolio Manager	No. of Accounts	Assets ($millions except as noted)	No. of Accounts	Assets ($millions except as noted)	No. of Accounts	Assets ($millions except as noted)
Mid-Cap Value Portfolio	Delafield Group	J. Dennis Delafield*	3	$746	1	$8	91	$324

		Vincent Sellechia*	3	$746	1	$8	91	$324	]

		Donald Wang*	1	$26	2	$19	13	$132

*	As of September 28, 2009

In the section entitled “ADVISERS, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND ADMINISTRATOR-Portfolio Manager Ownership of Fund Shares,” on page B-50 of the SAI, the information in the table with respect to the Mid-Cap Value Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Name of Adviser	Name of Portfolio Manager(s)	Dollar Range of Equity Securities in each Portfolio managed by the names Portfolio Manager
Mid-Cap Value Portfolio	Delafield Group	J. Dennis Delafield Vincent Sellechia Donald Wang	None None None

In the section entitled “ADVISERS, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND ADMINISTRATOR-Additional Information on Portfolio Managers’ Compensation,” on page B-54 of the SAI, the information with respect to Delafield is hereby deleted in its entirety and replaced with the following:

“Delafield Group

As of September 28, 2009, Messrs. Delafield, Sellecchia and Wang receive compensation in connection with their management of the Mid-Cap Value Portfolio and other accounts identified above based on a variable amount that is calculated and paid on a monthly basis to The Delafield Group, a division of Tocqueville. The variable portion is calculated using the amount of investment advisory fees collected by the advisor each month, in arrears, with such amount derived from the value of the portfolio assets of accounts, for which they serve as portfolio manager, including the Fund. The Delafield Group investment team members, other than Mr. Delafield and Mr. Sellecchia, will be paid a fixed salary out of the variable amount payable to the Delafield Group. Therefore, Mr. Wang will receive a fixed salary out of the variable amount. Mr. Delafield and Mr. Sellecchia, after payment of the fixed salaries to other members of the investment team and certain other expenses, will split any of the variable amount remaining as their compensation.

In addition, for one account managed by Mr. Wang, a portion of the fees paid to him may be linked to performance. For this account, he will receive an incentive fee in addition to the standard advisory fee if the performance of the account raises the value of the account above a predetermined threshold. The Mid-Cap Value Portfolio is not included in the incentive fee arrangement and, consequently, the Portfolio’s performance does not impact Mr. Wang’s receipt of an incentive fee.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP4_FOCPR_2-09